Subsequent Events (Details Narrative) - shares		1 Months Ended		13 Months Ended
	May 07, 2024	May 31, 2024	Apr. 16, 2024	Apr. 30, 2024	Apr. 06, 2024	Apr. 05, 2024
IfrsStatementLineItems [Line Items]
[custom:CommonSharesUponTheExerciseOfRSU-0]						84,616
[custom:CommonSharesPursuantAgreement-0]					200,000
Nonadjusting Event [Member] | Issue Of Options One [Member]
IfrsStatementLineItems [Line Items]
Description of share options granted			the Company granted 250,000 options exercisable at $0.40 per common share to a consultant. The options vest as follows: (i) 25% on September 30, 2024, (ii) 25% on March 31, 2025, (iii) 25% on September 30, 2025, and (iv) 25% on March 31, 2026. These options expire three years from the grant date.
Nonadjusting Event [Member] | Restricted share units [member] | Officers And Directors [Member]
IfrsStatementLineItems [Line Items]
Description of share granted	the Company were granted an aggregate of 290,000 RSUs. The RSUs vest as follows: (i) 116,000 on August 31, 2024, (ii) 87,000 on November 30, 2024, and (iii) 87,000 on February 28, 2025.	On May 31, 2024, the Company issued 470,250 common shares to the officers and directors, and 325,933 common shares to several consultants upon the exercise of RSUs for services received.		the Company was granted 140,000 RSUs. 14,000 RSUs vest on May 31, 2024 and the remaining RSUs vest in increments of 42,000 on August 31, 2024, November 30, 2024 and February 28, 2025.